Nuveen New York AMT-Free Quality Municipal
Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.4% (100.0% of Total Investments)
X
1,692,821,867 MUNICIPAL BONDS - 163.4%  (100.0% of Total Investments)
X 1,692,821,867
Consumer Staples - 7.4% (4.5% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 27,580 5.000%, 6/01/38 7/23 at 100.00 BBB $ 25,835,841
9,555 5.000%, 6/01/45 7/23 at 100.00 BBB 8,711,198
10,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
7/23 at 18.47 N/R 1,050,600
4,680 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 BB+ 4,411,929
39,715 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 36,780,856
Total Consumer Staples 76,790,424
Education and Civic Organizations - 26.4% (16.2% of Total Investments)
3,150 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 Ba1 3,150,850
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
9,995 0.000%, 7/15/45 No Opt. Call Ba1 3,142,428
29,145 0.000%, 7/15/47 No Opt. Call Ba1 8,137,575
Build New York City Resource Corporation, New York,
Revenue Bonds, Classical Charter Schools Series 2023A:
970 4.500%, 6/15/43 6/31 at 100.00 BBB- 916,049
850 4.750%, 6/15/53 6/31 at 100.00 BBB- 795,974
10,325 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/62
7/32 at 100.00 BBB- 10,436,820
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,100 5.250%, 11/01/29 11/24 at 100.00 BB- 1,036,431
5,705 5.250%, 11/01/34 11/24 at 100.00 BB- 5,131,933
1,500 5.000%, 11/01/39 11/24 at 100.00 BB- 1,222,515
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
2,690 5.000%, 4/15/33, 144A 7/23 at 100.00 BB+ 2,646,664
4,090 5.000%, 4/15/43, 144A 7/23 at 100.00 BB+ 3,830,326
7,510 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 5,882,808
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 473,670
2,085 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 1,873,185
750 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 667,237
3,655 Dobbs Ferry Local Development Corporation, New York, Revenue Bonds,
Mercy College Project, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A 3,693,341
4,990 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 4,995,689
1,655 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 1,694,339

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
$ 5,055 5.000%, 7/15/42 7/32 at 100.00 BBB- $ 5,106,561
8,655 5.000%, 7/15/50 7/32 at 100.00 BBB- 8,595,713
4,265 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 4,476,288
2,100 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call AAA 2,121,420
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
2,930 5.000%, 7/01/34 7/27 at 100.00 Aa3 3,173,278
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,588,700
12,970 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 13,160,140
1,395 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 A3 1,406,272
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2022A:
4,000 4.000%, 7/01/47 7/32 at 100.00 A3 3,583,520
2,820 4.000%, 7/01/52 7/32 at 100.00 A3 2,466,203
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2001-1:
1,500 5.500%, 7/01/24 - AMBAC Insured No Opt. Call Aa2 1,536,045
4,000 5.500%, 7/01/40 - AMBAC Insured No Opt. Call AAA 4,703,640
20,130 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 Aa2 20,454,697
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
10,850 5.000%, 7/01/32 7/26 at 100.00 Aa2 11,404,110
2,605 4.000%, 7/01/43 7/26 at 100.00 Aa2 2,531,174
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2017A:
4,000 5.000%, 7/01/38 7/27 at 100.00 Aa2 4,274,960
5,620 5.000%, 7/01/39 7/27 at 100.00 Aa2 5,998,114
5,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 Aa2 5,479,350
5,500 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 5,853,210
13,165 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 Aa1 12,721,471
8,925 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 8,750,248
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39
7/23 at 100.00 AA- 1,001,140
11,470 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 4.000%, 7/01/49
7/32 at 100.00 AA- 10,545,862
7,695 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 6,666,717
1,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 N/R 1,293,960
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,785 5.000%, 9/01/38 9/23 at 100.00 A- 1,788,516
1,785 5.000%, 9/01/43 9/23 at 100.00 A- 1,787,535

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39
6/24 at 100.00 A- $ 1,420,370
1,220 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 BBB 1,234,250
14,335 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/46 - AGM Insured
1/31 at 100.00 AA 11,012,720
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee
Stadium Project, Series 2020A:
7,645 4.000%, 3/01/45 - AGM Insured 9/30 at 100.00 AA 7,189,129
15,950 4.000%, 3/01/45 9/30 at 100.00 AA 14,531,247
11,140 3.000%, 3/01/49 - AGM Insured 9/30 at 100.00 AA 8,285,487
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43
12/29 at 100.00 AA- 10,852,700
350 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/49
10/29 at 100.00 N/R 312,389
Total Education and Civic Organizations 274,034,970
Financials - 1.7% (1.0% of Total Investments)
1,615 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 1,810,140
13,835 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 15,619,300
Total Financials 17,429,440
Health Care - 17.9% (11.0% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
23,690 4.000%, 5/01/45 5/32 at 100.00 A- 22,370,467
28,420 4.250%, 5/01/52 5/32 at 100.00 A- 26,171,978
3,000 5.000%, 5/01/52 5/32 at 100.00 A- 3,143,580
6,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47
7/27 at 100.00 AA 5,689,740
6,750 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 BBB- 6,680,745
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
3,250 5.000%, 9/01/33 3/30 at 100.00 BBB- 3,232,742
2,450 4.000%, 9/01/45 3/30 at 100.00 BBB- 2,032,545
Dormitory Authority of the State of New York, Revenue
Bonds, NYU Langone Hospitals Obligated Group, Series
2020A:
14,365 4.000%, 7/01/50 7/30 at 100.00 A+ 13,170,981
21,830 4.000%, 7/01/53 7/30 at 100.00 A+ 19,710,526
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
1,000 5.000%, 12/01/30, 144A 6/25 at 100.00 BBB- 1,005,090
1,200 5.000%, 12/01/34, 144A 6/25 at 100.00 BBB- 1,203,756
2,300 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB- 2,215,751
6,500 5.000%, 12/01/45, 144A 6/25 at 100.00 BBB- 6,092,645
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,300 5.000%, 12/01/25, 144A No Opt. Call BBB- 1,300,052
1,000 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB- 1,007,110
4,500 5.000%, 12/01/30, 144A 6/27 at 100.00 BBB- 4,532,400
3,200 5.000%, 12/01/32, 144A 6/27 at 100.00 BBB- 3,220,832

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
$ 11,155 4.000%, 7/01/41 7/26 at 100.00 BBB+ $ 9,729,391
11,940 5.000%, 7/01/46 7/26 at 100.00 BBB+ 11,382,521
3,975 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
7/23 at 100.00 BBB+ 3,975,318
9,895 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 BBB+ 9,807,924
28,805 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 27,710,410
Total Health Care 185,386,504
Industrials - 3.2% (1.9% of Total Investments)
31,530 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 30,959,307
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, 7 World Trade Center Project,
Refunding Green Series 2022A-CL2:
2,000 3.250%, 9/15/52 3/30 at 100.00 Aa3 1,562,320
120 3.500%, 9/15/52 3/30 at 100.00 A2 90,496
Total Industrials 32,612,123
Long-Term Care - 0.1% (0.1% of Total Investments)
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 826,050
Total Long-Term Care 826,050
Tax Obligation/General - 9.3% (5.7% of Total Investments)
10,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B, 5.000%, 7/01/45 - AGM Insured
7/28 at 100.00 AA 10,569,000
Nassau County, New York, General Obligation Bonds,
General Improvement Series 2021A:
2,930 4.000%, 4/01/44 - AGM Insured 4/31 at 100.00 AA 2,880,161
3,905 4.000%, 4/01/51 - AGM Insured 4/31 at 100.00 AA 3,805,266
5,335 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/34
4/26 at 100.00 AA- 5,572,354
5 New York City, New York, General Obligation Bonds, Fiscal 2013 Series
F-1, 5.000%, 3/01/29
7/23 at 100.00 AA 5,005
3,735 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 3,743,404
8,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 8,016,960
7,665 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/33
8/24 at 100.00 AA 7,797,834
7,560 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.250%, 10/01/32
10/27 at 100.00 AA 8,320,838
11,355 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA 12,060,486
New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1:
1,500 5.000%, 8/01/43 8/29 at 100.00 AA 1,598,835
5,890 4.000%, 8/01/44 8/29 at 100.00 AA 5,764,190
6,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/38
8/30 at 100.00 AA 7,108,790
8,850 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/51 - BAM Insured
3/31 at 100.00 AA 6,822,465
5,140 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA 5,513,832

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 4,344 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 N/R $ 3,638,491
Rochester, New York, General Obligation Bonds, Series
1999:
730 5.250%, 10/01/23 - NPFG Insured No Opt. Call AA- 734,329
730 5.250%, 10/01/24 - NPFG Insured No Opt. Call AA- 748,469
730 5.250%, 10/01/25 - NPFG Insured No Opt. Call AA- 764,602
725 5.250%, 10/01/26 - NPFG Insured No Opt. Call AA- 776,874
Total Tax Obligation/General 96,242,185
Tax Obligation/Limited - 38.3% (23.5% of Total Investments)
105 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009A, 5.625%, 10/01/29 - AGC
Insured
7/23 at 100.00 AA 105,194
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
4,985 5.000%, 2/15/29 2/24 at 100.00 AA+ 5,041,331
10,000 5.000%, 2/15/30 2/24 at 100.00 AA+ 10,113,700
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 AA+ 7,065,170
2,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 AA+ 2,602,850
13,805 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 AA+ 13,421,359
10,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 Aa1 9,686,800
12,560 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/45
9/25 at 100.00 AA+ 12,886,434
1,400 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 1,471,820
17,510 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 AA+ 18,629,940
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 9,830,300
1,080 Erie County Industrial Development Agency, New York, School Facility
Revenue Bonds, Buffalo City School District, Refunding Series 2013A,
5.000%, 5/01/28
7/23 at 100.00 AA 1,081,080
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
5,045 5.000%, 11/15/27 11/25 at 100.00 BB 5,123,147
6,490 5.000%, 11/15/39 11/25 at 100.00 BB 6,420,882
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Green Fiscal 2022 Series A:
1,080 4.000%, 2/15/36 2/32 at 100.00 Aa2 1,116,407
6,500 4.000%, 2/15/39 2/32 at 100.00 Aa2 6,525,285
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
2,500 5.000%, 2/15/37 2/27 at 100.00 Aa2 2,625,600
2,125 5.000%, 2/15/38 2/27 at 100.00 Aa2 2,227,956
5,285 5.000%, 2/15/39 2/27 at 100.00 Aa2 5,534,188
13,155 5.000%, 2/15/42 2/27 at 100.00 Aa2 13,713,430
6,135 5.000%, 2/15/45 2/27 at 100.00 Aa2 6,374,142
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 AA 9,742,900
3,675 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
7/23 at 100.00 AA 3,678,895
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43
7/28 at 100.00 AA 5,307,500

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,625 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA $ 5,970,937
1,535 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2022 Subseries S-1A, 3.000%, 7/15/39
7/31 at 100.00 AA 1,320,637
5,400 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-1, 5.000%, 7/15/33
1/25 at 100.00 AA 5,547,528
11,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 11,303,270
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
7,945 5.000%, 7/15/35 1/26 at 100.00 AA 8,281,074
7,500 4.000%, 7/15/40 1/26 at 100.00 AA 7,468,125
13,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37
2/24 at 100.00 AAA 13,644,599
3,960 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series B-1, 5.000%, 8/01/35
8/24 at 100.00 AAA 4,023,202
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 AAA 4,139,520
8,100 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41
8/26 at 100.00 AAA 8,049,375
1,375 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/39
2/27 at 100.00 AAA 1,454,681
13,960 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 AA- 14,835,711
1,960 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/48
9/32 at 100.00 AA+ 2,120,014
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Climate Certified Green Series
2022C:
9,600 5.000%, 3/15/53 9/32 at 100.00 AA+ 10,331,136
10,000 5.000%, 3/15/55, (UB) (4) 9/32 at 100.00 AA+ 10,745,500
12,070 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32
7/23 at 100.00 AA+ 12,089,674
7,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 Aa1 8,019,225
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,000 0.000%, 7/01/46 7/28 at 41.38 N/R 1,621,440
90,206 0.000%, 7/01/51 7/28 at 30.01 N/R 17,964,525
55,680 5.000%, 7/01/58 7/28 at 100.00 N/R 53,338,099
259 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 231,821
2,730 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 A 2,741,084
5,140 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/47
11/32 at 100.00 AA+ 5,263,874
8,425 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 7,898,690
6,715 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 AA+ 6,447,072
10,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 10,694,700
1,325 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 AA+ 1,274,875
Total Tax Obligation/Limited 397,146,698

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 24.5% (15.0% of Total Investments)
$ 4,315 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 A+ $ 4,494,073
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57
5/27 at 100.00 A3 1,520,760
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
7,775 5.000%, 11/15/50 5/30 at 100.00 A3 7,939,519
19,315 5.250%, 11/15/55 5/30 at 100.00 A3 19,947,373
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 2,551,875
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35
11/25 at 100.00 A3 5,096,900
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 A3 1,529,070
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 A3 2,653,975
4,040 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013B, 5.000%, 11/15/38
7/23 at 100.00 A3 4,040,566
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
1,785 5.000%, 11/15/32 11/23 at 100.00 A3 1,789,980
10,000 5.000%, 11/15/38 11/23 at 100.00 A3 9,789,000
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/44
5/24 at 100.00 A3 1,004,220
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/45
5/25 at 100.00 A3 5,433,572
2,440 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/39
11/26 at 100.00 A3 2,482,798
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
2,050 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 AA 1,632,989
2,500 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 AA 2,448,375
20,780 New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/46
7/31 at 100.00 A1 20,146,210
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
2,280 4.000%, 1/01/43 1/30 at 100.00 A1 2,232,599
5,720 4.000%, 1/01/45 1/30 at 100.00 A1 5,559,954
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,000 5.000%, 1/01/36 1/26 at 100.00 A2 2,065,580
7,500 5.000%, 1/01/41 1/26 at 100.00 A2 7,708,650
19,115 5.000%, 1/01/46 1/26 at 100.00 A2 19,472,642
1,130 5.250%, 1/01/56 1/26 at 100.00 A2 1,162,713
9,355 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/50
1/30 at 100.00 A2 8,870,972
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,175 5.000%, 12/01/32 12/30 at 100.00 Baa1 1,292,054
3,750 5.000%, 12/01/34 12/30 at 100.00 Baa1 4,093,987
3,465 4.000%, 12/01/39 12/30 at 100.00 Baa1 3,328,756
1,800 4.000%, 12/01/40 12/30 at 100.00 Baa1 1,720,332
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950 5.000%, 9/01/34 9/24 at 100.00 AA- 4,016,637
1,000 5.000%, 9/01/35 9/24 at 100.00 AA- 1,016,250
9,755 5.000%, 9/01/39 9/24 at 100.00 AA- 9,865,914
10,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 AA- 10,978,999

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 9,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 AA- $ 9,264,420
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 2,010,420
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
1,515 4.000%, 9/01/43 9/28 at 100.00 AA- 1,498,274
1,000 5.000%, 9/01/48 9/28 at 100.00 AA- 1,061,880
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 1,050,870
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Ninth Series 2018:
1,500 5.000%, 7/15/36 7/28 at 100.00 AA- 1,629,660
1,200 5.000%, 7/15/37 7/28 at 100.00 AA- 1,297,560
1,000 5.000%, 7/15/38 7/28 at 100.00 AA- 1,078,980
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.000%, 10/15/47
4/27 at 100.00 AA- 1,042,810
6,130 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirteenth Series 2019, 5.000%, 9/01/38
9/29 at 100.00 AA- 6,674,160
11,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 12,140,435
Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series
2018A:
7,715 5.000%, 11/15/43 5/28 at 100.00 AA- 8,179,134
2,285 5.000%, 11/15/45 5/28 at 100.00 AA- 2,416,296
2,360 4.000%, 11/15/48 5/28 at 100.00 AA- 2,247,263
9,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%,
11/15/49
5/29 at 100.00 AA- 9,506,700
16,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 4.000%, 11/15/56
5/31 at 100.00 AA- 14,967,040
Total Transportation 253,953,196
U.S. Guaranteed - 5.1% (3.1% of Total Investments) (5)
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
New York Methodist Hospital Project, Refunding Series 2014, 5.000%,
7/01/27, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,270,250
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
1,685 5.250%, 1/01/34, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 1,719,442
2,185 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 2,235,408
2,820 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 2,885,057
14,585 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 14,602,939
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
3,095 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,209,298
3,465 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 3,592,963
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
1,625 5.000%, 7/01/46, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa3 1,756,430
Dormitory Authority of the State of New York, Revenue
Bonds, Pratt Institute, Series 2015A:
800 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 812,536
1,500 5.000%, 7/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 N/R 1,523,505

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2014A:
$ 15 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 N/R $ 15,183
1,900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.250%, 11/15/30, (Pre-refunded 11/15/23)
11/23 at 100.00 A3 1,915,979
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2013E:
14,000 5.000%, 11/15/31, (Pre-refunded 11/15/23) 11/23 at 100.00 A3 14,102,200
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
1,325 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 1,366,075
1,950 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 A1 2,010,450
Total U.S. Guaranteed 53,017,715
Utilities - 29.5% (18.0% of Total Investments)
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
8,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 7,720,400
8,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 7,460,960
20,000 0.000%, 6/01/26 - AGM Insured No Opt. Call AA 18,049,600
10,000 0.000%, 6/01/27 - AGM Insured No Opt. Call AA 8,731,500
15,000 0.000%, 6/01/28 - AGM Insured No Opt. Call AA 12,647,850
10,000 0.000%, 6/01/29 - AGM Insured No Opt. Call AA 8,143,900
2,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 2,607,224
520 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 A 537,815
6,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 6,344,820
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series CC, 5.000%, 6/15/47
6/24 at 100.00 AA+ 4,037,600
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 AA+ 10,151,900
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/39
6/25 at 100.00 AA+ 5,138,450
5,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 AA+ 5,306,336
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 4,087,717
New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution
Revenue Bonds, Fiscal 2017 Series DD:
5,000 5.000%, 6/15/47 12/26 at 100.00 AA+ 5,182,800
2,990 5.250%, 6/15/47 12/26 at 100.00 AA+ 3,133,849
25,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB)
12/27 at 100.00 AA+ 26,430,000
21,815 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 23,304,092
1,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series DD-3, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,225,012
2,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,000,020

Nuveen New York AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NRK
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 6,010 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 5.000%, 6/15/50
6/30 at 100.00 AA+ $ 6,403,295
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-2, 4.000%, 6/15/42
12/30 at 100.00 AA+ 2,500,050
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 AA+ 4,866,400
1,705 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series EE, 4.000%, 6/15/39
6/32 at 100.00 AA+ 1,724,846
6,855 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52, (UB)
12/32 at 100.00 AA+ 7,622,897
1,940 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 4.000%, 6/15/46
6/26 at 100.00 AAA 1,890,200
4,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 AAA 4,214,000
10,430 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 11,121,300
22,340 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2014B, 5.000%, 5/15/44
5/24 at 100.00 AAA 22,616,569
4,365 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2015B, 5.000%, 9/15/40
3/25 at 100.00 AAA 4,448,633
5,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2019A, 5.000%, 2/15/49
8/29 at 100.00 AAA 5,337,150
3,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 AAA 3,355,920
New York State Power Authority, General Revenue Bonds,
Series 2020A:
11,440 4.000%, 11/15/50 5/30 at 100.00 AA 11,185,346
5,000 4.000%, 11/15/55 5/30 at 100.00 AA 4,798,900
3,190 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 3,073,119
3,205 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 3,182,469
505 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 510,944
5,090 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/35
12/25 at 100.00 AAA 5,303,576
22,290 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 22,453,163
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2016B:
6,750 5.000%, 12/15/33 6/26 at 100.00 AAA 7,145,280
3,575 5.000%, 12/15/34 6/26 at 100.00 AAA 3,779,025
3,275 5.000%, 12/15/35 6/26 at 100.00 AAA 3,451,195

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2017, 5.000%, 12/15/39
12/27 at 100.00 AAA $ 2,156,440
Total Utilities 305,382,562
Total Long-Term Investments
(cost $1,681,192,672) 1,692,821,867
Floating Rate Obligations - (3.2)%   (33,480,000)
MFP Shares, Net - (7.7)% (6) (79,596,551)
VRDP Shares, Net - (56.2)% (7) (582,164,923)
Other Assets & Liabilities, Net - 3.7% 38,669,295
Net Assets Applicable to Common Shares - 100% $ 1,036,249,688
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,692,821,867 $ – $ 1,692,821,867
Total
$ – $ 1,692,821,867 $ – $ 1,692,821,867
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) MFP Shares, Net as a percentage of Total Investments is 4.7%.
(7) VRDP Shares, Net as a percentage of Total Investments is 34.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.